Derivatives (Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ 2,982	$ 3,529
Cash flow hedges [member] | Accumulated other comprehensive income [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,042)	(4,024)	$ (7,553)
Cash flow hedges [member] | Net change in other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	2,982	3,529
Cash flow hedges [member] | Accumulated other comprehensive income designated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	20	(1,567)
Cash flow hedges [member] | Accumulated other comprehensive income dedesignated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,062)	(2,457)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	2,667	4,439
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	665	(2,002)	(6,441)
Cash flow hedges [member] | Interest rate risk [member] | Net change in other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	2,667	4,439
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income designated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	1,727	455
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income dedesignated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,062)	(2,457)
Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	120	(917)
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,888)	(2,008)	(1,091)
Cash flow hedges [member] | Currency risk [member] | Net change in other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	120	(917)
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income designated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,888)	(2,008)
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income dedesignated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	0	0
Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	195	7
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	181	(14)	(21)
Cash flow hedges [member] | Equity price risk [member] | Net change in other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	195	7
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income designated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	181	(14)
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income dedesignated hedge [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(289)	(416)
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(7,057)	(6,768)	$ (6,352)
Hedges of net investment in foreign operations [member] | Net change in other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(289)	(416)
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income designated hedge [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(7,057)	(6,768)
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income dedesignated hedge [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ 0	$ 0